FINANCIAL INSTRUMENTS 3 (Details) (USD $)	3 Months Ended	9 Months Ended
	Jun. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Dec. 31, 2011
Fair Value, Measurements, Recurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents			$ 164,484,000
Restricted cash and investments, Fair Value Disclosure			75,735,000
Marketable securities, Fair Value Disclosure			1,172,000
First preferred mortgage term notes (7.84% to 8.04%)			194,271,000
Convertible bond (4.5%)			111,531,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 1 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents			164,484,000
Restricted cash and investments, Fair Value Disclosure			75,735,000
Marketable securities, Fair Value Disclosure			1,172,000
First preferred mortgage term notes (7.84% to 8.04%)			0
Convertible bond (4.5%)			0
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 2 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents			0
Restricted cash and investments, Fair Value Disclosure			0
Marketable securities, Fair Value Disclosure			0
First preferred mortgage term notes (7.84% to 8.04%)			194,271,000
Convertible bond (4.5%)			111,531,000
Fair Value, Measurements, Recurring [Member] | Fair Value, Inputs, Level 3 [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash and cash equivalents			0
Restricted cash and investments, Fair Value Disclosure			0
Marketable securities, Fair Value Disclosure			0
First preferred mortgage term notes (7.84% to 8.04%)			0
Convertible bond (4.5%)			0
Fair Value, Measurements, Nonrecurring [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment loss on vessels	13,100,000	121,400,000
Number of vessels impaired	3	5
Number of vessels carried at fair value			2	1
Fair value of vessels carried at fair value using level 2 inputs			$ 2,500,000	$ 11,900,000